Commitments and Contingencies - Minimum Lease Commitments and Other (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Minimum Lease Commitments
Nine months ending December 31, 2015	$ 288,012
2016	275,235	$ 260,000
2017	52,517	43,000
2018	2,995
2019	657
Minimum lease commitments total	$ 619,416	$ 677,000